VIA EDGAR

August 25, 2017

Mr. Jeffrey A. Foor
Senior Counsel
U.S. Securities and Exchange Commission
Washington, D.C. 20549

RE: Peachtree Alternative Strategies Fund (“Fund”)

Dear Mr. Foor:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The main purpose of the Amendment is to revise the Registration Statement in accordance with the comments received from the Staff. The Registration Statement has been tagged to indicate paragraphs that include changes made from the last amendment to the Fund’s registration statement filed on July 19, 2017.

Separately, we have requested acceleration for Wednesday, August 30, 2017 or as soon thereafter as practicable. Any assistance that you could provide in that regard would be appreciated.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182. Thank you.

Kind regards,

/s/ Edward C. Lawrence
Edward C. Lawrence